MoA Equity Index Fund Investment Strategy - MoA Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund primarily invests in the 500 common stocks included in the S&P 500® Index to replicate, to the extent practicable and cost effective, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float, which is the value of shares readily available in the market as held by public investors. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities included in the S&P 500®Index. The Fund is rebalanced at approximately the same time that the S&P 500® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. Because the Fund seeks to approximate the performance of an index, it expects to have investment exposure to industries and sectors represented in the index to the same extent as the representation of those industries and sectors in the index. Currently, the Fund invests significantly in the stocks of technology companies. The Fund may become non-diversified, as defined under the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index to which the Fund is benchmarked. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.